Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of exposure to credit risk and ECLs for financing receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	€ 7,166,000	€ 10,099,000
Provision			€ 297,000
Retail financing
Disclosure of credit risk exposure [line items]
Financial assets	12,531,000	8,877,000
Retail financing | Financial instruments credit-impaired | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Financial assets	12,277,000	8,692,000
Retail financing | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Financial assets	119,000	91,000
Retail financing | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Financial assets	135,000	94,000
Gross amount | Retail financing
Disclosure of credit risk exposure [line items]
Financial assets	12,757,000	9,072,000
Gross amount | Retail financing | Financial instruments credit-impaired | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Financial assets	12,451,000	8,841,000
Gross amount | Retail financing | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Financial assets	138,000	114,000
Gross amount | Retail financing | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Financial assets	168,000	117,000
Accumulated impairment losses | Retail financing
Disclosure of credit risk exposure [line items]
Provision	(226,000)	(195,000)
Accumulated impairment losses | Retail financing | Financial instruments credit-impaired | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Provision	(174,000)	(149,000)
Accumulated impairment losses | Retail financing | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Provision	(19,000)	(23,000)
Accumulated impairment losses | Retail financing | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Provision	€ (33,000)	€ (23,000)